TYPE:	13F-HR
PERIOD	03/31/2007
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      339 4435.0000 SH      Sole                4285.0000          150.0000
Abercrombie & Fitch Co Cl A    COM              002896207      772 10200.0000 SH     Sole               10100.0000          100.0000
Altera Corporation             COM              021441100      723 36155.0000 SH     Sole               36155.0000
Altria Group Inc               COM              02209S103     1278 14554.0000 SH     Sole               14524.0000           30.0000
Amazon.Com Inc                 COM              023135106      772 19400.0000 SH     Sole               19400.0000
American Express Company       COM              025816109      766 13575.0000 SH     Sole               13575.0000
American Intl Group Com        COM              026874107     1290 19195.0000 SH     Sole               18745.0000          450.0000
Anheuser-Busch Cos Inc         COM              035229103      411 8150.0000 SH      Sole                8100.0000           50.0000
Automatic Data Processing      COM              053015103     1427 29487.0000 SH     Sole               29487.0000
Beckman Coulter Inc            COM              075811109      291 4550.0000 SH      Sole                4550.0000
Bed Bath & Beyond Inc          COM              075896100      349 8700.0000 SH      Sole                8200.0000          500.0000
Bemis Company                  COM              081437105      299 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     6321  58.0000 SH       Sole                  55.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     8785 2413.5000 SH      Sole                2266.5000          147.0000
Boulder Growth & Income Fund   COM              101507101      189 15750.0000 SH     Sole               15750.0000
Boulder Total Return Fund      COM              101541100    17227 793504.0000 SH    Sole              786670.0000         6834.0000
Canadian Natural Resources     COM              136385101     1841 33350.0000 SH     Sole               32150.0000         1200.0000
Cephalon Inc                   COM              156708109     1134 15918.0000 SH     Sole               15918.0000
China Yuchai Intl Ltd          COM              G21082105       14 1800.0000 SH      Sole                1800.0000
Circuit City Stores Inc        COM              172737108      235 12700.0000 SH     Sole               12700.0000
Cisco Systems Inc Com          COM              17275R102     1140 44662.0000 SH     Sole               44662.0000
Citigroup Inc Com              COM              172967101     1049 20440.9998 SH     Sole               19033.9998         1407.0000
Claire's Stores Inc            COM              179584107      434 13500.0000 SH     Sole               13500.0000
Coca Cola Co Com               COM              191216100      567 11820.0000 SH     Sole               11400.0000          420.0000
Colgate-Palmolive Co           COM              194162103      808 12100.0000 SH     Sole               12100.0000
Comcast Corp-Special Cl A      COM              20030N200      840 32999.0000 SH     Sole               32999.0000
ConocoPhillips                 COM              20825c104      322 4712.0000 SH      Sole                4672.0000           40.0000
Costco Wholesale Corp          COM              22160K105     1808 33575.0000 SH     Sole               33175.0000          400.0000
Danaher Corp                   COM              235851102      647 9050.0000 SH      Sole                9050.0000
De Luxe Corp                   COM              248019101      726 21650.0000 SH     Sole               21600.0000           50.0000
Dell Inc                       COM              24702R101     2232 96175.0000 SH     Sole               95375.0000          800.0000
Diamonds Trust Series I        COM              252787106      202 1632.0000 SH      Sole                1482.0000          150.0000
Disney Walt Co Com             COM              254687106     1732 50315.0000 SH     Sole               50315.0000
Dow Jones & Co Inc             COM              260561105      512 14850.0000 SH     Sole               14850.0000
Du Pont (E.I.) De Nemours      COM              263534109      466 9425.0000 SH      Sole                9425.0000
E*Trade Financial Corp         COM              269246104     1065 50182.0000 SH     Sole               50182.0000
EMC Corp Mass Com              COM              268648102      977 70544.0000 SH     Sole               70544.0000
Electronic Arts Inc            COM              285512109      895 17775.0000 SH     Sole               17775.0000
Express Scripts Inc            COM              302182100      210 2600.0000 SH      Sole                2600.0000
Exxon Mobil Corproration       COM              30231G102      556 7364.0000 SH      Sole                7364.0000
FedEx Corp                     COM              31428X106      376 3500.0000 SH      Sole                3400.0000          100.0000
First Trust Value Line DVD     COM              33735A100      344 20325.0000 SH     Sole               20325.0000
FirstFlight Inc                COM              32025R104      160 500100.0000 SH    Sole              500100.0000
Fiserv Inc                     COM              337738108      658 12400.0000 SH     Sole               12400.0000
Forest City Enterprises Cl A   COM              345550107      305 4602.0000 SH      Sole                4602.0000
Freeport-McMoran Cop & Gold In COM              35671D857      520 7855.0000 SH      Sole                7800.0000           55.0000
General Elec Co Com            COM              369604103      942 26632.0000 SH     Sole               26496.0000          136.0000
Google Inc Cl A                COM              38259P508     1095 2390.0000 SH      Sole                2390.0000
Hewlett-Packard Co             COM              428236103     1401 34908.0000 SH     Sole               34908.0000
Home Depot Inc Com             COM              437076102     1592 43334.0000 SH     Sole               43259.0000           75.0000
IAC/InterActiveCorp            COM              44919P300      701 18600.0000 SH     Sole               18500.0000          100.0000
Illinois Tool Works            COM              452308109      271 5254.0000 SH      Sole                5254.0000
Intel Corp Com                 COM              458140100      497 25999.0000 SH     Sole               25999.0000
Intl Business Machines Corp    COM              459200101      352 3739.0000 SH      Sole                3639.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100     2322 47992.0000 SH     Sole               47937.0000           55.0000
Johnson & Johnson Com          COM              478160104     1466 24335.5250 SH     Sole               24235.5250          100.0000
Leucadia Natl Corp Com         COM              527288104     2105 71550.0000 SH     Sole               70550.0000         1000.0000
Level 3 Communications Inc     COM              52729N100       79 13000.0000 SH     Sole                1000.0000        12000.0000
Limited Inc Com                COM              532716107      533 20465.0000 SH     Sole               20375.0000           90.0000
Liz Claiborne Inc              COM              539320101      343 8004.0000 SH      Sole                8004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      231 6000.0000 SH      Sole                6000.0000
McDonald's Corporation         COM              580135101      616 13684.0000 SH     Sole               13684.0000
Mercury Genl Corp New Com      COM              589400100      713 13450.0000 SH     Sole               13350.0000          100.0000
Microsoft Corp Com             COM              594918104     1685 60462.0000 SH     Sole               60462.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     1183 105100.0000 SH    Sole              105100.0000
Motorola Inc                   COM              620076109      507 28690.0000 SH     Sole               28240.0000          450.0000
NY Community Bancorp           COM              649445103      831 47225.0000 SH     Sole               47225.0000
News Corp Cl B                 COM              65248E203      286 11700.0000 SH     Sole               11700.0000
Nokia Corp - Spon ADR          COM              654902204      245 10669.0000 SH     Sole               10569.0000          100.0000
Palm Inc                       COM              696643105      364 20050.0000 SH     Sole               20050.0000
Penn West Energy Trust         COM              707885109     1136 38650.0000 SH     Sole               38650.0000
Pfizer Inc Com                 COM              717081103      944 37363.9325 SH     Sole               36532.9325          831.0000
Plum Creek Timber Co Inc       COM              729251108     1130 28669.0000 SH     Sole               28669.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      800 18385.0000 SH     Sole               17885.0000          500.0000
Procter & Gamble Co Com        COM              742718109      519 8213.0000 SH      Sole                8213.0000
Progressive Corp               COM              743315103      280 12850.0000 SH     Sole               12850.0000
Quest Diagnostics              COM              74834L100     1057 21200.0000 SH     Sole               20700.0000          500.0000
Sears Holdings Corp            COM              812350106     1311 7275.0000 SH      Sole                7275.0000
Shaw Communications Inc B      COM              82028K200     2046 55422.0000 SH     Sole               55422.0000
Sirius Satellite Radio Inc     COM              82966U103       59 18300.0000 SH     Sole               18300.0000
Six Flags Inc                  COM              83001P109     1693 281761.0000 SH    Sole              281261.0000          500.0000
Sprint Nextel Corp             COM              852061100      704 37107.0000 SH     Sole               37107.0000
Stryker Corp Com               COM              863667101     1736 26175.0000 SH     Sole               26175.0000
Sysco Corp                     COM              871829107      341 10089.0000 SH     Sole               10089.0000
Tellabs Inc                    COM              879664100      633 63900.0000 SH     Sole               63900.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      657 17566.0000 SH     Sole               17566.0000
Texas Instruments Inc          COM              882508104     1049 34835.0000 SH     Sole               34835.0000
The DirecTV Group Inc          COM              25459L106     1015 43975.0000 SH     Sole               43975.0000
Time Warner Inc                COM              887317105      601 30485.0000 SH     Sole               30485.0000
Toyota Industries Corp         COM              J92628106      354 7500.0000 SH      Sole                7500.0000
Tyco International Ltd         COM              902124106     2053 65076.0000 SH     Sole               65076.0000
USG Corp                       COM              903293405      420 9000.0000 SH      Sole                8500.0000          500.0000
UST Inc Com                    COM              902911106      787 13575.0000 SH     Sole               13575.0000
Wal Mart Stores Inc Com        COM              931142103     1343 28612.0000 SH     Sole               28212.0000          400.0000
Walgreen Co                    COM              931422109      693 15100.0000 SH     Sole               14900.0000          200.0000
Washington Mutual Inc Com      COM              939322103      206 5100.0000 SH      Sole                5000.0000          100.0000
Waters Corporations            COM              941848103      900 15525.0000 SH     Sole               15525.0000
Wells Fargo & Co New Com       COM              949746101     1471 42710.0000 SH     Sole               42710.0000
Whole Foods Market Inc         COM              966837106      211 4700.0000 SH      Sole                4700.0000
WisdomTree L/C Div Fund        COM              97717W307      255 4400.0000 SH      Sole                4400.0000
Wm. Wrigley Jr Co              COM              982526105      274 5375.0000 SH      Sole                5375.0000
YUM! Brands Inc.               COM              988498101      604 10450.0000 SH     Sole               10450.0000
Yahoo! Inc Com                 COM              984332106      511 16325.0000 SH     Sole               16325.0000
Zimmer Holdings Inc            COM              98956P102      732 8570.0000 SH      Sole                8570.0000
iShares DJ Select Dividend     COM              464287168      440 6155.0000 SH      Sole                6155.0000
iShares MSCI EAFE Index Fund   COM              464287465      257 3375.0000 SH      Sole                3375.0000
iShares MSCI Japan Index Fd    COM              464286848     1716 117800.0000 SH    Sole              117800.0000
iShares NASDAQ Biotech Index   COM              464287556      288 3795.0000 SH      Sole                3795.0000
iShares Russell 1000 Value     COM              464287598      495 5950.0000 SH      Sole                5030.0000          920.0000
iShares S&P 500/Barra Growth   COM              464287309      415 6425.0000 SH      Sole                6425.0000
iShares S&P SmallCap 600       COM              464287804      214 3150.0000 SH      Sole                3150.0000